Derivative Instruments and Hedging Activities (Details 2) (Derivatives Not Designated as Hedging Instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value of derivative instruments
Asset Derivatives		$ 72
Liability Derivatives	2,411	5,592
Foreign exchange contracts | Prepaid expenses and other
Fair value of derivative instruments
Asset Derivatives		72
Foreign exchange contracts | Accrued expenses
Fair value of derivative instruments
Liability Derivatives	$ 2,411	$ 5,592